Common Stock and Additional Paid-in Capital	6 Months Ended
Jun. 30, 2016
Common Stock and Additional Paid-in Capital
Common Stock and Additional Paid-in Capital:
12.      Common Stock and Additional Paid-in Capital:
Net loss Attributable to DryShips and Transfers to the Non-controlling Interest:
The following table represents the effects of any changes in DryShips ownership interest in a subsidiary on the equity attributable to the shareholders of DryShips.
	Six-month period ended June 30,
	2015	2016

Net loss attributable to DryShips Inc.	$(1,499,480)	$(115,923)
Transfers to the non-controlling interest:
Decrease in DryShips Inc. equity for reduction in subsidiary ownership	(49,275)	-
Net transfers to the non-controlling interest	(49,275)	-
Net loss attributable to DryShips Inc. and transfers to the non-controlling interest	$(1,548,755)	$(115,923)

Issuance of preferred shares
On June 8, 2016, the Company, entered into a Securities Purchase Agreement with an institutional investor for the sale of 5,000 newly designated Series C Convertible Preferred Shares, warrants to purchase 5,000 Series C Convertible Preferred Shares and 148,998 common shares. The securities were issued to the investor through a registered direct offering. The total net proceeds from the offering, after deducting offering fees and expenses, were approximately $5,000. The Company may further receive up to an aggregate of $5,000 if all of the warrants are exercised, for total proceeds of $10,000. The Series C Convertible Preferred Stock accrues cumulative dividends on a monthly basis at an annual rate of 8%. Such accrued dividends are payable in shares of common stock or in cash at the Company's option, or in a combination of cash and common shares.

As of June 30, 2016, $700 Series C Convertible Preferred Shares and their respective $56 dividends have been converted to 1,335,537 common shares.

On July 6, 2016 and August 3, 2016, the Company issued 33,724 and 8,022 shares of Common stock, respectively, as dividend to the holders of our Series C Convertible Preferred shares.